Business combinations (Tables)	12 Months Ended
Mar. 31, 2021
Business combinations [Abstract]
Disclosure of detailed information about business combination
The fair value of the net assets acquired and consideration paid were as follows:

(EUR thousand)
Net assets acquired and consideration paid	ZigZag Global
Software	5,223
Property, plant and equipment	23
Trade and other receivables	1,886
Cash	1,680
Trade and other payables	(2,575)
Borrowings	(2,327)
Deferred tax liabilities	(1,305)
Fair value of assets and liabilities	2,605
Goodwill arising on acquisition	63,776
Consideration payable	66,381
Satisfied by:
Cash consideration paid	(51,879)
Cash consideration payable	(349)
Ordinary shares issued	(4,557)
Contingent consideration payable	(9,596)
Total consideration	(66,381)
Cash consideration paid	(51,879)
Cash acquired	1,680
Repayment of borrowings acquired	(2,327)
Total net cash outflow	(52,526)
The fair value of net assets acquired in respect of the acquisition of Refund Suisse were as follows:

(EUR thousands)
Net assets acquired and consideration paid	Refund Suisse AG
Software	53
Property, plant and equipment	13
Long-term receivables	19
Trade and other receivables	237
Current tax assets	7
Trade and other payables	(291)
Long-term payables	(58)
Fair value of assets and liabilities	(20)
Goodwill arising on acquisition	7,038
Non-controlling interests	—
Consideration payable	7,018
Satisfied by:
Cash consideration paid	5,467
FV of the contingent consideration	1,551
Total consideration	7,018